UNITED STATES

               SECURITIES AND EXCHANGE COMMISSION

                     Washington, D.C. 20549

                            FORM 13F

                       FORM 13F COVER PAGE

Report for the Calendar Year or Quarterly Ended: December 31, 2012 Check here is Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing This Report:

Name:     Goodman Financial Corporation
Address:  5177 Richmond Ave, Suite 700
          Houston, TX 77056


13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing This Report on Behalf of Reporting Manager:

Name:   Paul Brill
Title:  Senior Vice President
Phone:  713-599-1777
Signature, Place and Date of Signing:

      Paul Brill, Houston, Texas    January 30, 2013



Report Type (Check only one):

[X]    13F HOLDINGS REPORT.

[ ]    13F NOTICE.

[ ]    13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                       FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     38

Form 13F Information Table Value Total:     120280
                           (X1000)

List of Other Included Managers:

No.      13F File Number         Name
01       N/A                     N/A

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                                                       FORM 13F INFORMATION TABLE
                                                        Value     Shares/  Sh/ Put/ Invstmt Other    Voting Authority
Name of Issuer             Title of Class   CUSIP      (x$1000)   Prn Amt  Prn Call Dscretn Managers Sole  Shared None
---------                  --------------   --------   -------    -------  --- ---- ------- -------- ----- ------ -----

ACCENTURE PLC (ACN)            COM         g1151c101     3432        51605 SH       Sole             51605
AMAZON COM INC (AMZN)          COM         023135106     4051        16148 SH       Sole             16148
BAKER HUGHES INC (BHI)         COM         057224107     3086        75545 SH       Sole             75545
C H ROBINSON WORLDWIDE (CHRW)  COM         12541w209     2967        46935 SH       Sole             46935
CARBO CERAMICS INC (CRR)       COM         140781105     2382        30411 SH       Sole             30411
CATERPILLAR INC (CAT)          COM         149123101     4349        48534 SH       Sole             48534
CF INDUSTRIES HOLDINGS, INC (C COM         125269100     3200        15751 SH       Sole             15751
CHICAGO BRIDGE & IRON CO (CBI) COM         167250109     3773        81405 SH       Sole             81405
CISCO SYSTEMS (CSCO)           COM         17275R102     3261       165957 SH       Sole            165957
COACH INC (COH)                COM         189754104     2479        44650 SH       Sole             44650
COLGATE PALMOLIVE (CL)         COM         194162103     4573        43748 SH       Sole             43748
CONOCOPHILLIPS (COP)           COM         20825C104      501         8636 SH       Sole              8636
DIGITAL GENERATION INC (DGIT)  COM         25400B108     4557       417670 SH       Sole            417670
ESTEE LAUDER COS INC (EL)      COM         518439104     3812        63679 SH       Sole             63679
EXXON MOBIL CORPORATION (XOM)  COM         30231G102     2600        30040 SH       Sole             30040
FIRST NIAGARA FINANCIAL GROUP  COM         33582v108     2807       354020 SH       Sole            354020
FRESENIUS MEDICAL CARE AG ADR  COM         358029106     3180        92721 SH       Sole             92721
GENERAL ELECTRIC (GE)          COM         369604103     3821       182040 SH       Sole            182040
GENERAL MILLS INC (GIS)        COM         370334104     3187        78846 SH       Sole             78846
GUGGENHEIM BRIC ETF (EEB)      COM         18383m100     2813        78103 SH       Sole             78103
HEALTH CARE REIT (HCN)         COM         42217k106     3520        57425 SH       Sole             57425
HELMERICH & PAYNE (HP)         COM         423452101     3459        61758 SH       Sole             61758
HI-TECH PHARMACAL INC (HITK)   COM         42840b101     3385        96772 SH       Sole             96772
ICONIX BRAND GROUP (ICON)      COM         451055107     3717       166525 SH       Sole            166525
INFIGEN ENERGY (IFGNF)         COM         q4934m106        7        30533 SH       Sole             30533
INTERNATIONAL BUSINESS MACHINE COM         459200101     4634        24191 SH       Sole             24191
KLA-TENCOR CORPORATION (KLAC)  COM         482480100     3724        77969 SH       Sole             77969
MAIN STREET CAPITAL CORP (MAIN COM         56035l104     3742       122663 SH       Sole            122663
MCDONALDS CORPORATION (MCD)    COM         580135101     3474        39384 SH       Sole             39384
NOVO NORDISK ADR (NVO)         COM         670100205     4078        24985 SH       Sole             24985
PHILLIPS 66 (PSX)              COM         718546104      392         7382 SH       Sole              7382
PLUM CREEK TIMBER (PCL)        COM         729251108     3437        77460 SH       Sole             77460
S&P 500 INDEX - SPIDER (SPY)   COM         78462F103      238         1670 SH       Sole              1670
S&P BIOTECH ETF (XBI)          COM         78464a870     3834        43607 SH       Sole             43607
SAFEGUARD SCIENTIFICS (SFE)    COM         786449207     2902       196714 SH       Sole            196714
SOUTHERN COMPANY (SO)          COM         842587107     3229        75423 SH       Sole             75423
TRW AUTOMOTIVE HOLDINGS CORP ( COM         87264s106     3484        64990 SH       Sole             64990
UNION PACIFIC CORPORATION (UNP COM         907818108     4193        33351 SH       Sole             33351
